Loans at amortized cost (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Loans at amortized cost [Abstract]
Household loans	₩ 146,789,916	₩ 134,423,473
Corporate loans	179,011,251	161,029,877
Public and other loans	3,734,629	3,311,735
Loans to banks	5,492,400	2,633,532
Card receivables	23,759,422	24,024,491
Loans at amortized cost, Gross, Total	358,787,618	325,423,108
Discount	(21,948)	(27,824)
Deferred loan origination costs and fees	516,815	534,530	₩ 497,368
Loans at amortized cost before Allowance for credit losses, Total	359,282,485	325,929,814
Allowance for credit losses	(3,060,966)	(2,684,835)
Loans at amortized cost, Net, Total	₩ 356,221,519	₩ 323,244,979